Approval of Release of Consolidated Financial Statements	12 Months Ended
Mar. 31, 2018
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Approval of Release of Consolidated Financial Statements

(32) Approval of Release of Consolidated Financial Statements

The release of the consolidated financial statements was approved by Takahiro Hachigo, President and Representative Director, Chief Executive Officer and Kohei Takeuchi, Senior Managing Director and Chief Financial Officer on June 20, 2018.